UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-04

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-04-05

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              28

Form 13F Information Table Value Total:                          484,129
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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


                                      FORM 13F INFORMATION TABLE

                                                              SHRS OR
                                                              PRN AMT;
                             TITLE                            SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)  PUT/CALL   DISCRETION MANAGERS   VOTING AUTHORITY
                                                                                              SOLE  SHARED   NONE
Affiliated Managers Group      Com     008252108      29,597   436,914SH   SOLE      N/A     296,731  0     140,183
Allied Cap Corp New            Com     01903Q108      19,228   744,119SH   SOLE      N/A     517,939  0     226,180
American Capital Strategies    Com     024937104      22,144   663,988SH   SOLE      N/A     465,888  0     198,100
Ambac Finl Group Inc           Com     023139108      25,663   312,468SH   SOLE      N/A     216,218  0      96,250
Commerce Bancorp Inc NJ        Com     200519106      21,589   335,240SH   SOLE      N/A     230,460  0     104,780
Countrywide Financial Corp     Com     222372104      46,394 1,253,552SH   SOLE      N/A     847,526  0     406,026
Exxon Mobil Corp               Com     30231G102         273     5,328SH   SOLE      N/A       1,600  0       3,728
Fidelity Natl Finl Inc         Com     316326107      25,779   564,460SH   SOLE      N/A     385,460  0     179,000
General Growth Pptys           Com     370021107       7,347   203,180SH   SOLE      N/A     152,140  0      51,040
Gladstone Capital Corp         Com     376535100       5,110   215,623SH   SOLE      N/A     149,023  0      66,600
Gladstone Coml Corp            Com     376536108       1,360    79,530SH   SOLE      N/A      69,630  0       9,900
HCC Ins. Holdings              Com     404132102      11,979   361,690SH   SOLE      N/A     258,850  0     102,840
Intrawest Corporation        Com New   460915200      22,198   965,548SH   SOLE      N/A     660,838  0     304,710
iStar Finl Inc                 Com     45031U101      19,434   429,390SH   SOLE      N/A     306,920  0     122,470
JPMorgan & Chase & Co          Com     46625H100      14,748   378,050SH   SOLE      N/A     264,890  0     113,160
Kimco Realty Corp              Com     49446R109      16,145   278,416SH   SOLE      N/A     189,414  0      89,002
Kinder Morgan Inc Kans         Com     49455P101      27,713   378,960SH   SOLE      N/A     258,720  0     120,240
Level 3 Communications Inc     Com     52729N100      10,021 2,956,151SH   SOLE      N/A    1,954,51  0   1,001,640
MBIA Inc                       Com     55262C100      23,962   378,667SH   SOLE      N/A     259,929  0     118,738
Nabors Industries Ltd          Shs     G6359F103      18,613   362,903SH   SOLE      N/A     247,956  0     114,947
NCI Building Sys Inc           Com     628852105      14,005   373,479SH   SOLE      N/A     261,492  0     111,987
Palm Harbor Homes              Com     696639103       6,383   378,160SH   SOLE      N/A     255,375  0     122,785
Radian Group Inc               Com     750236101      28,587   536,939SH   SOLE      N/A     363,609  0     173,330
SL Green Rlty Corp             Com     78440X101       2,401    39,656SH   SOLE      N/A      27,886  0      11,770
Triad Gty Inc                  Com     895925105      22,713   375,545SH   SOLE      N/A     260,317  0     115,228
Transport Corp of Amer Inc     Com     89385P102       1,010   120,256SH   SOLE      N/A      82,721  0      37,535
UTStarcom Inc                  Com     918076100      13,983   631,280SH   SOLE      N/A     427,430  0     203,850
Wells Fargo & Co New           Com     949746101      25,750   414,312SH   SOLE      N/A     290,950  0     123,362
